Loans Receivables (Details) - Schedule of current and non-current loan receivables, net of allowance for credit losses - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Schedule of current and non-current loan receivables, net of allowance for credit losses [Abstract]
Loan to related franchisees, net of discount and allowances, current	$ 9,673,893	$ 2,999,261
Loan to related franchisees, net of discount and allowances, non-current	4,136,657	5,308,919
Loan to related franchisees, net of discount and allowances, total	$ 13,810,550	$ 8,308,180